Financial Instruments - Interest bearing loans and borrowings (Details) € in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2025 USD ($)
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Borrowing costs capitalised			€ 1.8
Net gain on refinancing	€ 0.0		10.3	€ 4.1	€ 4.1
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 634.2					$ 686.1
Interest rate	2.50%					2.50%
Repayments of non-current borrowings	€ 6.4	$ 6.9
Repayments Of Non-current Borrowings - percentage of original issued notional	1.00%					1.00%
Senior EURO Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 553.2
Senior Eur Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	€ 130.0
Interest rate	2.75%					2.75%
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 2,085.8		2,121.8
Carrying value	2,059.0		2,083.3
Loans and Borrowings | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.0		0.0
Carrying value	(30.8)		(32.6)
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	1,289.6		1,315.7
Loans and Borrowings | Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	1,319.1		1,353.6
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	0.2		0.2
Carrying value	0.2		0.2
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value	800.0		800.0
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value	€ 766.5		€ 768.0